UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.W. Burns & Company, Inc.
Address:    Glacier Creek Office Park
            6711 Towpath Road, Ste. 200
            East Syracuse, NY  13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341

Signature, Place, and Date of Signing:

      Peter N. Bunitsky      East Syracuse, NY      1/10/2000


Report Type  (Check only one.):

[ X ]    13F Holdings Report

[   ]    13F Notice.

[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     362,171,939

                                             FORM 13F INFORMATION TABLE
                   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER      CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE

ABBOTT LABS          COM  00282410      269,584    7,424   SH        ALL     SOLE                 NONE
ADVENT SOFTWARE      COM  007974108     323,815    5,025   SH        ALL     SOLE                 NONE
ALLTEL               COM  20039103      229,375    2,774   SH        ALL     SOLE                 NONE
AMERICAN EXPRESS CO. COM  25816109      205,153    1,234   SH        ALL     SOLE                 NONE
AMERICAN INTL GRP    COM  026874107  15,866,479  146,742   SH        ALL     SOLE                 NONE
AMGEN                COM  31162100      278,690    4,690   SH        ALL     SOLE                 NONE
APPLIED MICRO CIRC.  COM  03822W109     407,200    3,200   SH        ALL     SOLE                 NONE
AUTOMATIC DATA       COM  053015103   3,455,327   64,136   SH        ALL     SOLE                 NONE
    PROCESSING COM.
BANK OF NEW YORK     COM  064057102     376,000    9,400   SH        ALL     SOLE                 NONE
BELL ATLANTIC        COM  77853109      321,849    5,228   SH        ALL     SOLE                 NONE
BRISTOL-MYERS SQUIBB COM  110122108  25,350,083  394,938   SH        ALL     SOLE                 NONE
CIENA CORP.          COM  171779101     373,175    6,490   SH        ALL     SOLE                 NONE
CISCO SYSTEMS INC    COM  17275R102  34,303,460  320,219   SH        ALL     SOLE                 NONE
CITIGROUP INC.       COM  172967101     362,526    6,510   SH        ALL     SOLE                 NONE
CLOROX CO            COM  18905410   11,231,056  222,949   SH        ALL     SOLE                 NONE
COCA COLA CO         COM  19121610    8,328,061  142,971   SH        ALL     SOLE                 NONE
COLGATE-PALMOLIVE    COM  194162103     248 300    3,820   SH        ALL     SOLE                 NONE
CORNING GLASS        COM  219350105     348,131    2,700   SH        ALL     SOLE                 NONE
EMC CORP.            COM  268648102     420,831    3,852   SH        ALL     SOLE                 NONE
EXPRESS SCRIPTS      COM  302182100     387,520    6,055   SH        ALL     SOLE                 NONE
EXXON CORP           COM  30229010    1,711,550   21,245   SH        ALL     SOLE                 NONE
FANNIE MAE           COM  313586109   7,723,394  123,698   SH        ALL     SOLE                 NONE
FEDERAL HOME LOAN    COM  313400301   6,995,464  148,642   SH        ALL     SOLE                 NONE
    MTG. CORP.
GENERAL ELEC CO      COM  36960410    1,759,353   11,369   SH        ALL     SOLE                 NONE
GILLETTE CO          COM  375766102  15,264,006  370,598   SH        ALL     SOLE                 NONE
GLOBAL CROSSING      COM  G3921A100     419,600    8,392   SH        ALL     SOLE                 NONE
HERSHEY FOODS CORP   COM  427866108     722,710   15,235   SH        ALL     SOLE                 NONE
HEWLETT-PACKARD      COM  428236103     425,994    3,745   SH        ALL     SOLE                 NONE
HOME DEPOT INC.      COM  437076102     391,119    5,689   SH        ALL     SOLE                 NONE
INTEL CORP.          COM  458140100  28,454,185  345,685   SH        ALL     SOLE                 NONE
INTERNATIONAL        COM  45920010      533,981    4,950   SH        ALL     SOLE                 NONE
     BUS. MACHINES
JDS UNIPHASE         COM  46612J101   1,401,160    8,686   SH        ALL     SOLE                 NONE
JOHNSON & JOHNSON    COM  478160104  18,835,568  201,990   SH        ALL     SOLE                 NONE
KEY CORP             COM  493267108   3,229,409  145,962   SH        ALL     SOLE                 NONE
LUCENT TECHNOLOGIES  COM  549463107  25,596,525  341,287   SH        ALL     SOLE                 NONE
MEDTRONIC INC        COM  585055106   9,164,505  251,513   SH        ALL     SOLE                 NONE
MERCK & CO INC       COM  58933110   13,906,872  206,986   SH        ALL     SOLE                 NONE
MICROSOFT CORP       COM  594918104  42,109,857  360,684   SH        ALL     SOLE                 NONE
NOKIA CORP. ADR.     COM  654902204  15,300,667   80,082   SH        ALL     SOLE                 NONE
PE BIOSYSTEMS        COM  69332S102     372,969    3,100   SH        ALL     SOLE                 NONE
PFIZER INC           COM  71708110    8,126,511  250,528   SH        ALL     SOLE                 NONE
QUALCOMM INC         COM  747525103   1,409,000    8,000   SH        ALL     SOLE                 NONE
ROYAL DUTCH PET CO   COM  780257804   4,435,537   73,239   SH        ALL     SOLE                 NONE
       NY REG GLDR 10
STATE STREET BOSTON  COM  857477103     822,757   11,261   SH        ALL     SOLE                 NONE
STRYKER CO           COM  863667101  10,685,697  153,475   SH        ALL     SOLE                 NONE
SUN MICROSYSTEMS     COM  866810104  13,359,285  172,517   SH        ALL     SOLE                 NONE
TOOTSIE ROLL         COM  890516107   4,670,505  141,799   SH        ALL     SOLE                 NONE
TRUSTCO BANK CORP NY COM  898349105     609,023   45,964   SH        ALL     SOLE                 NONE
WATERS CORP.         COM  941848103     451,030    8,510   SH        ALL     SOLE                 NONE
WELLS FARGO & CO.    COM  949746101   5,030,829  124,410   SH        ALL     SOLE                 NONE
WORLDCOM INC.        COM	 55268B106     305,852    5,764   SH        ALL     SOLE                 NONE
WRIGLEY WM JR CO.    COM  982526105  14,860,410  179,176   SH        ALL     SOLE                 NONE